SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION
23	SEGMENT INFORMATION

Operating

The Company has one reportable operating segment in its continuing operations, B2B Online Gaming.

Geography – Revenue

Revenue for continuing operations was generated from contracted customers in the following jurisdictions:

	Year Ended December 31,
	2023	2022
Netherlands	33,552	36,870
Curacao	19,223	17,209
Malta	17,919	14,626
United States	4,684	3,997
Croatia	4,276	3,045
Belgium	3,705	841
Serbia	1,759	1,576
Others	8,401	6,570
Revenue	93,519	84,734

This segmentation is not correlated to the geographical location of the Company’s worldwide end-user base.

Geography – Non-Current Assets

Non-current assets are held in the following jurisdictions:

	As at	As at
	December 31,	December 31,
	2023	2022
United States	71,132	73,611
Other	3,143	1,039
Non-current assets	74,275	74,650